LICENSE CONTENT ASSETS	12 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
LICENSE CONTENT ASSETS

NOTE 6 – LICENSE CONTENT ASSETS

License Content Assets

To stream video content to the users, the Company generally secures intellectual property rights to such content by obtaining licenses from, and paying royalties or other consideration to, rights holders or their agents. The licensing arrangements can be for a fixed fee, variable fee, or combination of both. The licensing arrangements specify the period when the content is available for streaming. The license content assets are two years in duration and include prepayments to distributors for customer subscription revenues, per play usage fees, and ad supported fees.

As of September 30, 2021, license content assets were $850,263 recorded as License content asset, net – current and $365,360 recorded as License content asset, net – noncurrent. Additions to the License content assets for the twelve months ended September 30, 2021, were $47,500. The Company issued common shares capitalized as License content asset and the Company subsequently deemed the equity portion of the consideration paid was not recoverable and not recoupable and therefore impaired the License content asset for the value of the capitalized shares for $2,260,799 during the twelve months ended September 30, 2021.

The Company recorded amortization expense of $1,362,921 and $283,187 for the twelve months ended September 30, 2021, and 2020, respectively, in cost of revenue, in the consolidated statements of operations, related to capitalized license content assets. The amortization expense for the next two years for capitalized license content assets as of September 30, is $1,058,773 in 2022, and $156,849 in 2023.

License Content Liabilities

On September 30, 2021, the Company had $985,000 of obligations comprised of $985,000 in License content liability – current and $0 in License content liability – noncurrent on the Consolidated Balance Sheets. Payments for content liabilities for the twelve months ended were $699,000. Additions to the License content liabilities for the twelve months ended September 30, 2021, were $47,500. The expected timing of payments for these content obligations is $581,000 payable in 2021 and $404,000 payable in 2022. Certain contracts provide for recoupment of payments on minimum obligations during the term of the contracts.